TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade receivables
Retained earnings adjustment	$ (3)
Trade receivables
Trade receivables
At the beginning of the fiscal year	(713)	$ (512)
Additions -Bad debt expenses	(3,527)	(901)
Uses and Currency translation adjustments	1,836	700
At the end of the year	(2,649)	$ (713)
Trade receivables | IFRS 9
Trade receivables
Retained earnings adjustment	$ (245)